Employee Benefit Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES
25	EMPLOYEE BENEFIT EXPENSES

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Wages and salaries	3,647,956	8,847,798	13,188,086	2,873,660
Defined contribution plans	433,442	895,795	1,125,737	245,296
Share-based compensation awards	-	-	4,451,733	970,024
Other short-term benefits	117,510	651,659	85,668	18,667
Total	4,198,908	10,395,252	18,851,224	4,107,647

Included in the employee benefit expenses is remuneration and benefits to key management personnel of the Company (including the remuneration and benefits of certain executive directors).

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Wages and salaries	1,222,000	2,449,284	3,258,912	710,111
Fees	99,000	388,000	5,941,485	1,294,639
Defined contribution plans	138,180	325,751	344,748	75,120
Share-based compensation awards	-	-	4,018,274	875,574
Other short-term benefits	2,082	7,676	9,269	2,020
Total	1,461,262	3,170,711	13,572,688	2,957,464